EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Partnership Units [Line Items]
Distributions	$ 3,798	$ 3,515	$ 1,762
Distributions	$ 1,059	$ 830	$ 796
Per unit (in dollars per share)	$ 1.26	$ 1.18	$ 1.12
Limited partners
Schedule of Partnership Units [Line Items]
Distributions	$ 410	$ 301	$ 293
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions	551	516	490
Distributions	545	510	485
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions	6	6	5
Exchange LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions	9	13	13
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions	$ 89	$ 0	$ 0